DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
DESCRIPTION OF BUSINESS
1.    DESCRIPTION OF BUSINESS

Knightsbridge Tankers Limited (the "Company") was incorporated in Bermuda in September 1996 and was originally founded for the purpose of owning and operating an initial fleet of five very large crude carriers, or VLCCs. In December 2007, one of these vessels was sold and the Company subsequently expanded the scope of its activities and acquired two Capesize newbuilding dry bulk vessels in 2009 and two 2010-built Capesize dry bulk vessels in 2010. The Company's shares are listed on the NASDAQ Global Select Market under the symbol "VLCCF."

The Company's tankers and dry bulk carriers are managed by ICB Shipping (Bermuda) Limited, or the General Manager, a wholly-owned subsidiary of Frontline Ltd., or Frontline, a Bermuda based shipping company whose shares are listed on the New York Stock Exchange, the Oslo Stock Exchange and the London Stock Exchange under the symbol "FRO," and by Golden Ocean Management (Bermuda) Ltd., or the Dry bulk Manager, a wholly-owned subsidiary of Golden Ocean Group Limited, a Bermuda based dry bulk shipping company whose shares are listed on the Oslo Stock Exchange and the Singapore Stock Exchange under the symbol "GOGL." In addition, the General Manager provides us with general administrative and technical services.

Effective July 1, 2011, the daily gross hire rate per the Golden Zhejiang time charter was reduced from $29,900 to $19,900 for a period of one year and the amount of lost revenues resulting from this reduction of $3.66 million were expected to be recovered in the period from July 1, 2012 to September 2, 2014 in accordance with a signed charter party amendment, by payment of an additional charter hire amount of $4,581 per day in addition to the $29,900 per day. As such, there was no change in the total expected charter hire or the total expected charter hire divided by the number of days remaining. The Company did not believe that the reduction and deferral of charter hire had an impact on the fixed and determinable criteria for revenue recognition as the changes were documented in a signed agreement and there were no change to the period over which payments were made, which remains as the period the vessel is being used. Accordingly, the Company accounted for the change in the charter agreement by amortizing the total expected charter hire payments on a straight line basis from July 1, 2011 over the remaining period of the charter party. In July 2012, the charterer of the Golden Zhejiang, Hong Xiang Shipping Holding (Hong Kong) Co Limited, redelivered the vessel before the final maturity of the charter, and the vessel operated in the spot market until September 2012.

Following the sale of three VLCCs during 2012, the Company owns four Capesize dry bulk vessels and one VLCC. Each of the Capesize dry bulk vessels were operating on time charters as of December 31, 2012: (i) on time charter that expired in January 2013 and the vessel then commenced a time charter for a minimum period of 11 months and a maximum period of 13 months at a market index based daily rate: (ii) on time charter until August 2014 at a rate of $46,412 per day less 2.5% commission. The rate was reduced from $52,670 in March 2012 after renegotiations with the charterer: (iii) on time charter until April 2013 earning a rate of $7,350 per day less 6.5% commission: and (iv) on time charter until October 2013 earning a rate of $9,500 per day less 6.25% commission. The VLCC was unfixed as of December 31, 2012 and was being marketed for sale.